Consolidated Statement of Cash Flows - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flow from / (used in) operating activities
Net profit / (loss)	$ 2,233	$ 790
Non-cash items included in net profit and other adjustments:
Depreciation, amortization and impairment of non-financial assets	1,458	1,162
Credit loss expense / (release)	275	136
Share of net (profit) / loss of associates and joint ventures and impairment related to associates	(157)	(40)
Deferred tax expense / (benefit)	(792)	(355)
Net loss / (gain) from investing activities	(14)	162
Net loss / (gain) from financing activities	13,074	(2,890)
Other net adjustments	(30,564)	10,730
Net change in operating assets and liabilities:
Amounts due from banks and amounts due to banks	6,990	2,209
Receivables from securities financing transactions measured at amortized cost	14,926	17,828
Payables from securities financing transactions measured at amortized cost	1,514	959
Cash collateral on derivative instruments	(3,954)	(8,503)
Loans and advances to customers	(6,143)	5,136
Customer deposits	(1,575)	(7,586)
Financial assets and liabilities at fair value held for trading and derivative financial instruments	33,802	(18,195)
Brokerage receivables and payables	5,294	(438)
Financial assets at fair value not held for trading and other financial assets and liabilities	(12,224)	(17,902)
Provisions and other non-financial assets and liabilities	(2,880)	385
Income taxes paid, net of refunds	(1,237)	(868)
Net cash flow from / (used in) operating activities	20,027	(17,282)
Cash flow from / (used in) investing activities
Purchase of subsidiaries, business, associates and intangible assets	(17)	0
Disposal of subsidiaries, business, associates and intangible assets	482	33
Purchase of property, equipment and software	(885)	(691)
Disposal of property, equipment and software	62	3
Purchase of financial assets measured at fair value through other comprehensive income	(7,175)	(2,132)
Disposal and redemption of financial assets measured at fair value through other comprehensive income	2,772	2,501
Purchase of debt securities measured at amortized cost	(14,792)	(1,850)
Disposal and redemption of debt securities measured at amortized cost	5,625	4,848
Net cash flow from / (used in) investing activities	(13,927)	123,971
Cash flow from / (used in) financing activities
Repayment of Swiss National Bank funding		(10,304)
Net issuance (repayment) of short-term debt measured at amortized cost	3,009	(2,140)
Distributions paid on UBS AG shares	(6,500)	(3,000)
Issuance of debt designated at fair value and long-term debt measured at amortized cost	62,315	60,796
Repayment of debt designated at fair value and long-term debt measured at amortized cost	(69,435)	(59,139)
Inflows from securities financing transactions measured at amortized cost	565	2,863
Outflows from securities financing transactions measured at amortized cost	(1,561)
Net cash flows from other financing activities	(505)	(246)
Net cash flow from / (used in) financing activities	(12,112)	(11,170)
Total cash flow
Cash and cash equivalents at the beginning of the period	243,360	190,469
Net cash flow from / (used in) operating, investing and financing activities	(6,012)	95,520
Effects of exchange rate differences on cash and cash equivalents	20,976	(8,472)
Cash and cash equivalents at the end of the period	258,323	277,517
of which: cash and balances at central banks	236,193	248,335
of which: amounts due from banks	19,094	18,365
of which: money market paper	3,036	10,816
Net cash flow from / (used in) operating activities includes:
Interest received in cash	21,790	20,832
Interest paid in cash	19,593	18,345
Dividends on equity investments, investment funds and associates received in cash	$ 1,803	1,505
Merger with Credit Suisse AG
Cash flow from / (used in) investing activities
Cash and cash equivalents obtained due to the merger of UBS AG and Credit Suisse AG		$ 121,258